Earnings Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Potentially dilutive securities not included in computation (in shares)	12.2	10.2	8.6